Senior Unsecured Bond	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Senior Unsecured Bond	Senior Unsecured Bonds
In September 2020, the Company issued senior unsecured bonds in an aggregate principal amount of $100.0 million with Nordic Trustee AS as the bond trustee (the “2020 Bonds”). The net proceeds of the issuance of the 2020 Bonds were used to redeem in full previously issued bonds. The 2020 Bonds are governed by Norwegian law and listed on the Nordic ABM which is operated and organized by Oslo Børs ASA.

The 2020 Bonds bear interest at a rate of 8.0% per annum and mature on September 10, 2025. Interest is payable semi-annually in arrears on March 10 and September 10.

The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Senior Unsecured Bond
Total Bond cost	$100,000	$100,000
Less deferred financing costs	(1,057)	(860)
Total Bond, net of deferred financing costs	$98,943	$99,140